Cover	Apr. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2026
Entity File Number	001-42592
Entity Registrant Name	OFA GROUP
Entity Central Index Key	0002036307
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	609 Deep Valley Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Rolling Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90274
City Area Code	(800)
Local Phone Number	418-5160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.001 per share
Trading Symbol	OFAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false